Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts receivable, net

Accounts receivable, net consisted of the following at December 31:

	2020	2019
	US$’000	US$’000

Contract receivables	3,229	3,622
Less: allowance for doubtful accounts	(30)	(36)

	3,199	3,586

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2020	2019
	US$’000	US$’000

Balance at beginning of period	36	112
Less : reversal in allowances	(6)	(76)

Balance at end of period	30	36

The following is an aging analysis of accounts receivable, net at December 31:

	2020	2019
	US$’000	US$’000

Current	2,014	1,495

Past due
1-30 days	85	41
31-60 days	202	1,343
61-90 days	41	99
Greater than or equal to 91 days	857	608

	1,185	2,091

	3,199	3,586

ZHEJIANG TIANLAN
Accounts receivable, net

Accounts receivable, net consisted of the following at December 31:

	2020	2019
	RMB’000	RMB’000

Contract receivables	160,803	165,262
Less: allowance for doubtful accounts	(42,182)	(26,484)

	118,621	138,778

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2020	2019
	RMB’000	RMB’000

Balance at beginning of period	26,484	24,047
Add: provision for allowances	22,161	2,437
Less: Reversal of provision for allowances	(6,463)	-

Balance at end of period	42,182	26,484

The following is an aging analysis of accounts receivable, net at December 31:

	2020	2019
	RMB’000	RMB’000

Within 1 year	76,590	96,456
1 year - 2 years	31,389	30,252
2 years - 3 years	6,128	6,260
3 years - 4 years	3,678	5,179
4 years - 5 years	836	631

	118,621	138,778